Stockholders' Equity and Stock Incentive Plans (Tables)	3 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Repurchases [Table Text Block]
The following table provides information regarding share repurchases during the referenced periods.(1)

(In thousands, except per share data)	For the Three Months Ended March 31, 2018
Shares repurchased (2)	559
Total cost, including brokerage fees	$19,803
Average repurchase price per share (3)	$35.42
(1) Shares repurchased reflect repurchases settled during the three months ended March 31, 2018. These amounts exclude repurchases traded but not yet settled on or before March 31, 2018.
(2) All shares repurchased have been retired and constitute authorized but unissued shares.
(3) Amounts in the table may not recalculate exactly due to rounding. Average repurchase price per share is calculated based on unrounded numbers.

Dividends Declared [Table Text Block]
The dividends declared by the Board under this program and reflected in the periods presented are:

Declaration date	Record date	Payment date	Amount per share
December 7, 2017	December 28, 2017	January 15, 2018	$0.05
March 2, 2018	March 16, 2018	April 15, 2018	0.05

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our condensed consolidated statements of operations.

	Three Months Ended
	March 31,
(In thousands)	2018	2017
Gaming	$172	$70
Food and beverage	33	13
Room	15	6
Selling, general and administrative	872	358
Corporate expense	7,835	2,636
Total share-based compensation expense	$8,927	$3,083